SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 6:-	SUBSEQUENT EVENTS

a.	In July, 2024 the Company announced that it has appointed Mr. David Arnon as CEO of the Company.

b.
In August, 2024 the Company announced that Mr. Yariv Alroy, Chairman of the Company, has informed the Company that he will be stepping down as Chairman and is resigning from the Board of Directors effective immediately.

c.	In September, 2024 the Company announced that it has appointed Dr. Itamar Ofer as the new Chairman of the Company.

d.
In September, 2024, following the approval of the Company's Board of Directors, the Company's Special General Meeting of the shareholders approved the grant of 400,000 options to the Company's CEO, under the 2021 Executive and Key Employee Israeli Share Incentive Plan. The options shall vest over a period of 4 years in equal annual installments (100,000 options for each installment). The exercise price for options to purchase up to 200,000 Ordinary Shares is CHF 7.12 ($ 8) per share, and for the remaining options to purchase 200,000 Ordinary Shares is CHF 5.34 ($ 6) per share.

e.
In September, 2024, the main non-controlling interest ("the Sellers") provided notice to the Company that they were exercising their right (the "Put Option Right") to require the Company to purchase all of the Sellers’ remaining holdings in Mediton Group according to the Share Purchase Agreement of Mediton in 2021.